Interim Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($)		Share capital	Additional paid-in capital	Accumulated and other comprehensive income	Retained earnings	Number of shares	Total
Balance at Jun. 30, 2020		$ 39,139	$ 377,538	$ (247,598)	$ 9,548,474		$ 9,717,553
Balance (in Shares) at Jun. 30, 2020	[1]					12,584,625
Other comprehensive income				1,046,451			1,046,451
Net income					5,108,261		5,108,261
Total comprehensive income for the year				1,046,451	5,108,261		6,154,712
Balance at Jun. 30, 2021		39,139	377,538	798,853	14,656,735		15,872,265
Balance (in Shares) at Jun. 30, 2021	[1]					12,584,625
Other comprehensive income				(643,816)			(643,816)
Net income					1,913,710		1,913,710
Total comprehensive income for the year				(643,816)	1,913,710		1,269,894
Balance at Jun. 30, 2022		39,139	377,538	155,037	16,570,445		17,142,159
Balance (in Shares) at Jun. 30, 2022	[1]					12,584,625
Other comprehensive income				(445,958)			(445,958)
Net income					1,436,771		1,436,771
Total comprehensive income for the year				(445,958)	1,436,771		990,813
Balance at Dec. 31, 2022		39,139	377,538	(290,921)	18,007,216		18,132,972
Balance at Jun. 30, 2022		39,139	377,538	155,037	16,570,445		17,142,159
Balance (in Shares) at Jun. 30, 2022	[1]					12,584,625
Other comprehensive income				(1,417,134)			(1,417,134)
Net income					2,774,327		2,774,327
Total comprehensive income for the year				(1,417,134)	2,774,327		1,357,193
Balance at Jun. 30, 2023		39,139	377,538	(1,262,097)	19,344,772		18,499,352
Other comprehensive income				447,250			447,250
Net income					3,111,973		3,111,973
Total comprehensive income for the year				447,250	3,111,973		3,559,223
Balance at Dec. 31, 2023		$ 39,139	$ 377,538	$ (814,847)	$ 22,456,745		$ 22,058,575

[1]	Giving retroactive effect to the Reverse Split and Stock Split as detailed in note 13 to the consolidated financial statements.